Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventories

3. Inventories

Inventories, net consisted of the following:

	As of March 31, 2014	As of June 30, 2013
Raw materials	$12,277	$7,796
Work in progress	1,502	1,148
Finished goods	4,097	3,151

Inventory obsolescence reserve	(530)	(456)

Net inventory	$17,346	$11,639

2. Inventories

Inventories, net consisted of the following:

	As of June 30,
	2012	2013
Raw materials	$6,989	$7,796
Work in progress	1,043	1,148
Finished goods	2,299	3,151

Inventory obsolescence reserve	(1,208)	(456)

Net inventory	$9,123	$11,639